Fair Value Measurements (Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model) (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	1.90%	1.72% - 2.83%
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	0.00%	0.00%
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	160.00%	180.00%
Expected option life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	2.52 years	2.80 - 3.00 year